Share-based Payment - Summary of Number and Weighted Average Share Prices of RSUs (Details) - RSUs - $ / shares	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average share price, Beginning balance	$ 59.75	$ 92.08	$ 92.08	$ 155.05
Weighted average share price, Granted	6.65	29.54	16.19	58.5
Weighted average share price, Forfeited	59.75	29.54	51.65
Weighted average share price, Released through the issuance of common shares	11.96	155.05	50.53	155.05
Weighted average share price, Withheld as payment of withholding taxes	11.96	155.05	10.61	155.05
Weighted average share price, Ending balance	$ 25.44	$ 148.49	$ 59.75	$ 92.08
Shares outstanding, Beginning balance	25,038	95,845	95,845	59,999
Shares outstanding, Granted	349,160	7,681	111,915	62,514
Shares outstanding, Forfeited	(21)	(7,681)	(10,538)
Shares outstanding, Released through the issuance of common shares	(216,658)	(47,051)	(108,079)	(16,414)
Shares outstanding, Withheld as payment of withholding taxes	(139,145)	(24,511)	(64,105)	(10,254)
Shares outstanding, Ending balance	18,374	24,283	25,038	95,845